Condensed Financial Information of the Parent Company - Schedule of Condensed Parent Company Balance Sheets (Details) - Parent Company [Member] - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
ASSETS
Cash	$ 33	$ 2,025
Prepaid expenses and other current assets, net	7,198	7,342
Investment in subsidiaries	5,943	7,377
TOTAL ASSETS	13,174	16,744
LIABILITIES AND SHAREHOLDERS’ EQUITY
Accrued expenses and other current liabilities	335	5
Warrant liabilities	947	661
Total liabilities	1,282	666
Shareholders’ equity
Additional paid in capital	208,701	144,160
Accumulated deficit	(196,819)	(128,091)
Total shareholders’ equity	11,892	16,078
TOTAL LIABILITIES AND EQUITY	13,174	16,744
Class A Ordinary shares
Shareholders’ equity
Ordinary shares, value	5	4
Class B Ordinary shares
Shareholders’ equity
Ordinary shares, value	$ 5	$ 5